FAIR VALUE MEASUREMENTS - Schedule of Change in Fair Value of Contingent Consideration (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Beginning Balance	$ 9,026	$ 7,094	$ 88,950
Acquisitions		9,947
Payments	(2,032)	(3,671)	(84,947)
Change in fair value	4,572	(4,343)	3,089
Foreign currency translation		(1)	2
Ending Balance	$ 11,566	$ 9,026	$ 7,094